Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 29,753	$ 27,567
Prepayments	5,181	7,023
VAT receivable	872	1,928
Grant income receivable	330	547
Other assets	334	279
Other receivable	374	482
Prepaid Expense and Other Assets, Current	$ 36,844	$ 37,826